Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Small Cap Value Fund

AMG River Road Small-Mid Cap Value Fund

Supplement dated August 19, 2025 to the Prospectus and Statement of Additional Information,

each dated March 1, 2025

The following information supplements and supersedes any information to the contrary relating to AMG River Road Small Cap Value Fund (the “Small Cap Value Fund”) and AMG River Road Small-Mid Cap Value Fund (the “Small-Mid Cap Value Fund” and, together with the Small Cap Value Fund, each a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Todd Mayberry is added as a portfolio manager of the Funds, and Mr. Mayberry, J. Justin Akin and R. Andrew Beck serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Funds. Accordingly, all references to the portfolio managers of the Funds in the Prospectus and SAI shall refer to Messrs. Mayberry, Akin and Beck.

Effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Portfolio Management – Portfolio Managers” on page 17 is deleted and replaced with the following:

Portfolio Managers

J. Justin Akin

Senior Portfolio Manager of River Road;

Portfolio Manager of the Fund since March 2012.

R. Andrew Beck

Chief Executive Officer and Senior Portfolio Manager of River Road;

Portfolio Manager of the Fund since March 2007.

Todd Mayberry

Portfolio Manager of River Road;

Portfolio Manager of the Fund since August 2025.

The section under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Portfolio Management – Portfolio Managers” on page 20 is deleted and replaced with the following:

Portfolio Managers

J. Justin Akin

Senior Portfolio Manager of River Road;

Portfolio Manager of the Fund since March 2012.

R. Andrew Beck

Chief Executive Officer and Senior Portfolio Manager of River Road;

Portfolio Manager of the Fund since June 2005.

Todd Mayberry

Portfolio Manager of River Road;

Portfolio Manager of the Fund since August 2025.

The table in the section titled “Additional Information About the Funds – Fund Management – AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund” on page 37 is deleted and replaced with the following:

AMG River Road Small-Mid Cap Value Fund AMG River Road Small Cap Value Fund

Todd Mayberry

Portfolio manager of each Fund since August 2025. Mr. Mayberry is a portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value portfolios. He previously served as a senior equity research analyst for River Road. He joined River Road in 2014 and holds equity in the firm.

Prior Experience

•  Senior Associate, Corporate Banking, PNC Bank

Education

•  BBA in Finance, University of Cincinnati

Certifications/Affiliations

•  CFA® charterholder

•  CFA Institute member

•  CFA Society Louisville member

J. Justin Akin

Portfolio Manager of each Fund since March 2012. Mr. Akin is a senior portfolio manager for River Road’s Small Cap Value and Small-Mid Cap Value portfolios. He previously served as a senior equity analyst for River Road. He is a non-voting member of River Road’s Executive Committee. Mr. Akin joined River Road in 2005 and holds equity in the firm.

Prior Experience

•  Equity Research Analyst, SMC Capital Inc.

Education

•  BS in Economics, Centre College

Affiliations

•  CFA Institute member

•  CFA Society Louisville member

R. Andrew Beck	Portfolio Manager since AMG River Road Small Cap Value Fund’s inception in June 2005 and AMG River Road Small-Mid Cap Value Fund’s inception in March 2007. Please see above.

In addition, effective immediately, the SAI is revised as follows:

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 88 is supplemented by adding the following information for Mr. Mayberry, which is as of July 31, 2025:

Portfolio Manager: Todd Mayberry, CFA

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	4	$1,429	None	$0
Other Pooled Investment Vehicles	10	$508	None	$0
Other Accounts	32	$2,229	2	$215

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG River Road Dividend All Cap Value Fund, AMG River Road Focused Absolute Value Fund, AMG River Road Mid Cap Value Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund” titled “Portfolio Managers’ Ownership of Fund Shares” on page 90 is supplemented by adding the following information for Mr. Mayberry, which is as of July 31, 2025:

Small-Mid Cap Value Fund

Mr. Mayberry: $100,001 to $500,000

Small Cap Value Fund

Mr. Mayberry: $100,001 to $500,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE